NOTE 5 - PROPERTY AND EQUIPMENT - Property and Equipment (Details) (Annual Report) (Annual Report [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment Gross	$ 52,398	$ 52,398
Less: Accumulated Depreciation	(40,574)	(37,777)
Property and Equipment Net	11,824	14,621
Computer and Office Equipment
Property and Equipment Gross	33,868	33,868
Estimated Useful Life	7 years
Furniture and Fixtures
Property and Equipment Gross	$ 18,530	$ 18,530
Estimated Useful Life	7 years